Derivative Liabilities (Details) - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Balance	$ 807,682	$ 1,488,423	$ 0
Settled upon conversion or exercise	(1,301,137)	148,949	191,827
Gain on revaluation	493,455	(508,839)	709,431
Balance	$ 0	$ 807,682	$ 1,488,423